Subsequent Events - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Details) - MXN ($) $ in Thousands	1 Months Ended	9 Months Ended
	Oct. 21, 2022	Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Rehabilitation Plan of the refineries		$ 1,652,467
Subsequent event | Petroleos Mexicanos
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	$ 24,800
Rehabilitation Plan of the refineries	4,316,712
Subsequent event | Petroleos Mexicanos | October 4
Disclosure of non-adjusting events after reporting period [line items]
Rehabilitation Plan of the refineries	1,618,523
Subsequent event | Petroleos Mexicanos | October 6
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Subsequent event | Petroleos Mexicanos | October 13
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Subsequent event | Petroleos Mexicanos | October 20
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Subsequent event | Petroleos Mexicanos | October 28
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Subsequent event | Petroleos Mexicanos | November 4
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Subsequent event | Petroleos Mexicanos | November 7
Disclosure of non-adjusting events after reporting period [line items]
Rehabilitation Plan of the refineries	1,805,296
Subsequent event | Petroleos Mexicanos | November 10
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Subsequent event | Petroleos Mexicanos | November 17
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Subsequent event | Petroleos Mexicanos | November 25
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	2,500
Rehabilitation Plan of the refineries	892,893
Subsequent event | Petroleos Mexicanos | December 1
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	4,000
Subsequent event | Petroleos Mexicanos | December 2
Disclosure of non-adjusting events after reporting period [line items]
Contributions for the construction of the Dos Bocas Refinery	$ 800